Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Revenue from contracts with customers	€ 5,050	€ 5,262	€ 10,615	€ 10,314
EMEA
Revenues
Revenue from contracts with customers	2,566	3,690	5,316	6,822
Asia Pacific
Revenues
Revenue from contracts with customers	600	449	1,430	1,217
Americas
Revenues
Revenue from contracts with customers	1,884	1,123	3,869	2,275
Systems
Revenues
Revenue from contracts with customers	2,129	1,883	4,544	3,258
Systems | EMEA
Revenues
Revenue from contracts with customers	908	1,350	1,836	2,062
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	318	299	930	851
Systems | Americas
Revenues
Revenue from contracts with customers	903	234	1,778	345
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	1,932	1,571	4,125	2,838
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	197	312	419	420
Services
Revenues
Revenue from contracts with customers	2,921	3,379	6,071	7,056
Services | EMEA
Revenues
Revenue from contracts with customers	1,658	2,340	3,480	4,760
Services | Asia Pacific
Revenues
Revenue from contracts with customers	282	150	500	366
Services | Americas
Revenues
Revenue from contracts with customers	981	889	2,091	1,930
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	€ 2,921	€ 3,379	€ 6,071	€ 7,056